Summary of Significant Accounting Policies (Details) - Schedule of Computation of Basic and Diluted Earnings Per Share - USD ($)		12 Months Ended
		Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Numerator:
Net Income (Loss)		$ (2,272,297)	$ 1,751,170	$ 2,569,810
Denominator:
Weighted-average number of ordinary shares outstanding – basic	[1]	10,415,461	9,201,374	8,826,374
Outstanding options		730,637	742,762	751,012
Potentially dilutive shares from outstanding options		669,110	717,557	720,972
Weighted-average number of ordinary shares outstanding – diluted	[1]	11,084,571	9,918,931	9,547,346
(Loss)Earnings per share – basic (in Dollars per share)		$ (0.22)	$ 0.19	$ 0.29
(Loss)Earnings per share – diluted (in Dollars per share)		$ (0.2)	$ 0.18	$ 0.27

[1]	Retrospectively restated for effect of 1-for-4 reverse split on November 2020 and 1-for-2 reverse split on August 8, 2022 of the ordinary shares, see Note 16.